Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Capital reserves from options granted	Other reserves	Capital reserves from transactions with non- controlling interests	Currency translation differences	Warrants	Accumulated deficit	Total	Non- controlling interests	Total
Balance beginning at Dec. 31, 2021		$ 110,562	$ 2,579	$ 634	$ 10,408	$ (1,002)	$ 197	$ (74,188)	$ 49,190	$ 2,243	$ 51,433
Loss for the period								(3,590)	(3,590)	(1,158)	(4,748)
Other comprehensive income loss						(685)			(685)	(276)	(961)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD						(685)		(3,590)	(4,275)	(1,434)	(5,709)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of warrants and shares by Gix Internet					(713)				(713)	811	98
Deemed contributions to Jeffs’ Brands				121	(356)				(235)	478	243
Issuance of shares in consideration for an investment		900							900		900
Issuance of shares by Eventer					(20)				(20)	20
Consolidation of Gix Internet		(144)							(144)	6,129	5,985
Divided paid to non-controlling interests										(391)	(391)
Subsidiaries’ share-based compensation to employees and service providers										191	191
Share based compensation to employees and service providers			439						439		439
Expiration of options		4	(4)
TOTAL TRANSACTIONS WITH SHAREHOLDERS		760	435	121	(1,089)				227	7,238	7,465
Balance ending at Jun. 30, 2022		111,322	3,014	755	9,319	(1,687)	197	(7,777)	45,142	8,047	53,189
Balance beginning at Dec. 31, 2022		111,322	3,260	949	9,689	(690)	197	(85,586)	39,141	15,548	54,689
Loss for the period								(8,200)	(8,200)	(1,336)	(9,536)
Other comprehensive income loss						139			139	167	306
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD						139		(8,200)	(8,061)	(1,169)	(9,230)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares in consideration for an investment		250							250		250
Subsidiary’s share-based compensation to employees and service providers										51	51
Share based compensation to employees and service providers			419						419		419
Dividend declared by subsidiaries										(153)	(153)
Deemed issuance of shares by a subsidiary					146				146	322	468
Deemed stock exchange listing expenses				290					290		290
Issuance of shares by Jeffs’ Brands				100					100	188	288
Transaction with non-controlling interest by Gix Internet					(522)				(522)	(2,103)	(2,625)
Expiration of options		17	(17)
TOTAL TRANSACTIONS WITH SHAREHOLDERS		267	402	390	(376)				683	(1,695)	(1,012)
Balance ending at Jun. 30, 2023		$ 111,589	$ 3,662	$ 1,339	$ 9,313	$ (551)	$ 197	$ (93,786)	$ 31,763	$ 12,684	$ 44,447